Repurchase of shares	12 Months Ended
Dec. 31, 2016
Repurchase of shares [Abstract]
Repurchase of shares
18.	Repurchase of shares

The following table is a summary of the shares repurchased by the Company during 2016 under the Repurchase Program. No shares were repurchased during 2016 except during the months indicated and all shares were purchased through privately negotiated transactions as a mean of exercising share options from Xunlei’s employees and publicly purchasing from the open market pursuant to the Repurchase Program:

	Total Number of
	ADSs Purchased as
	Part of the Publicly	Average Price
Periods	Announced Plan	Paid Per ADS
March 15 – March 30	408,985	6.22
April 1– April 14	457,900	6.61
May 2 – May 31	449,696	6.28
June 9 – June 30	111,459	5.24
July 1 – July 29	555,357	5.33
August 1 – August 30	229,695	5.83
September 6 – September 30	15,467	5.33
October 13 - October 27	31,400	5.11
November 18 – November 30	21,229	4.61
December 2 – December 30	173,312	4.02
Total	2,454,500

Note a
In January 2016, our board of directors authorized a share repurchase program, whereby the Company may repurchase up to US$20 million of common shares or ADSs from January 27, 2016 to December 31, 2016 through the same means as the Repurchase Program. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by management, including through Rule 10b5-1 share repurchase plans. The Company publicly announced the Repurchase Program on January 26, 2016.

Note b
During the year ended December 31, 2016, 2,454,500 ADSs purchased at an aggregate consideration of USD 14,319 thousand under the Repurchase Program.   Due to the expiration of the Repurchase Program, the remaining unused amount of approximately USD 5.7 million was no longer available for repurchase after December 31, 2016.